Bank Borrowings	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Bank Borrowings
21.	BANK BORROWINGS
A currency analysis of bank borrowings at the end of the reporting periods is as follows:

	As of December 31,
	2021	2022
	HK$	HK$
Hong Kong dollars	116,000,000	—
United States dollars	272,870,500	156,309,551
Euro	—	4,169,550

	388,870,500	160,479,101

As of December 31, 2021 and December 31, 2022, the bank borrowings were unsecured. As of December 31, 2021 and December 31, 2022, bank borrowings of
HK$
388,870,500
and HK$
156,910,059
were repayable in one year or on demand, and
nil and HK$
3,569,042
were repayable more than one year but within 5 years.

As of December 31, 2021 and December 31, 2022, the Group’s aggregate banking facilities amounted to
US$
50,000,000
(equivalent to HK$
389,815,000)
,

and US$
20,068,000
and Euro
500,000
(equivalent to HK$
160,645,400

in aggregate) of which HK$
388,870,500
and HK$
160,479,101
were utilized, respectively and bore
contractual
 interest rate of 2.1% p.a. and 6.3% p.a., res
pectively.